Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

September 30, 2019

VIPFHI-QTLY-1119
1.9859334.105

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 90.9%
	Principal Amount	Value
Aerospace - 1.7%
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.35% 6/19/26 (a)(b)	$250,000	$250,000
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 5/30/25 (a)(b)	972,492	967,737
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 6/9/23 (a)(b)	1,720,069	1,714,392
Wesco Aircraft Hardware Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 3.000% 5.05% 11/30/20 (a)(b)	294,667	294,575
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.55% 2/28/21 (a)(b)	490,000	490,206
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0096% 4/30/25 (a)(b)	495,935	496,248
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.01% 4/30/26 (a)(b)	120,000	118,900

TOTAL AEROSPACE		4,332,058

Air Transportation - 0.6%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (a)(b)	331,678	333,025
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (a)(b)	178,322	179,046
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 8/7/26 (b)(c)	625,000	629,300
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8036% 10/5/24 (a)(b)	368,759	359,312

TOTAL AIR TRANSPORTATION		1,500,683

Automotive & Auto Parts - 0.8%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8% 6/30/23 (a)(b)	730,720	730,720
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3125% 6/29/26 (a)(b)	369,375	370,760
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.6044% 11/27/20 (a)(b)	147,421	133,907
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.1044% 11/27/21 (a)(b)	500,000	347,190
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.5435% 4/18/23 (a)(b)	358,098	361,679

TOTAL AUTOMOTIVE & AUTO PARTS		1,944,256

Banks & Thrifts - 0.8%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6559% 9/30/24 (a)(b)	907,725	911,129
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 2/27/26 (a)(b)	621,875	623,430
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 2/13/25 (a)(b)	109,450	109,109
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5689% 7/1/26 (a)(b)	391,232	392,601

TOTAL BANKS & THRIFTS		2,036,269

Broadcasting - 2.5%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 8/15/25 (a)(b)	1,017,997	1,017,152
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8036% 11/18/24 (a)(b)	782,802	782,997
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7959% 3/31/26 (a)(b)	125,000	125,156
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3% 8/24/26 (a)(b)	1,750,000	1,758,750
iHeartMedia Capital I LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1002% 5/1/26 (a)(b)	256,246	257,760
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0625% 12/18/24 (a)(b)	765,956	764,041
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 10/19/25 (a)(b)	168,725	165,315
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 10/19/26 (a)(b)	125,000	122,084
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.807% 6/19/26 (a)(b)	1,020,000	1,024,141
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.54% 9/30/26 (a)(b)	490,000	491,431

TOTAL BROADCASTING		6,508,827

Building Materials - 1.1%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.5435% 2/15/24 (a)(b)(d)	123,438	118,500
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 10/1/26 (b)(c)	625,000	626,563
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 6/1/25 (a)(b)	211,604	210,440
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.11% 7/2/25 (a)(b)	617,188	618,730
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.7935% 10/17/23 (a)(b)	495,000	496,445
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.05% 9/27/24 (a)(b)	371,250	325,772
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6044% 5/21/26 (a)(b)	325,868	325,868

TOTAL BUILDING MATERIALS		2,722,318

Cable/Satellite TV - 2.9%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8% 5/1/24 (a)(b)	127,075	126,996
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.05% 4/30/25 (a)(b)	2,335,906	2,348,754
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4/15/27 (b)(c)	250,000	250,313
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5275% 1/25/26 (a)(b)	493,750	493,750
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2775% 1/15/26 (a)(b)	995,000	993,508
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 3.68% 2/15/24 (a)(b)	489,730	490,342
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2775% 7/17/25 (a)(b)	930,486	928,987
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5275% 1/15/26 (a)(b)	150,000	150,000
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 8/19/23 (a)(b)	1,578,345	1,521,130
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 1/19/21 (a)(b)	243,750	244,106

TOTAL CABLE/SATELLITE TV		7,547,886

Capital Goods - 0.5%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8036% 3/13/25 (a)(b)	238,793	239,315
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 10/1/25 (a)(b)	458,955	457,808
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.2935% 11/15/26 (a)(b)	85,000	83,867
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 11/15/25 (a)(b)	287,825	283,418
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 5/15/26 (a)(b)	188,889	188,653

TOTAL CAPITAL GOODS		1,253,061

Chemicals - 2.4%
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.82% 7/1/26 (a)(b)	264,338	263,346
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.5644% 5/31/23 (a)(b)	366,562	346,402
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 1/31/26 (a)(b)	411,888	413,045
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.6044% 3/1/26 (a)(b)	995,000	992,393
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 3/13/25 (a)(b)	861,875	860,798
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.625% 10/11/24 (a)(b)	708,334	704,792
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2921% 10/1/25 (a)(b)	1,492,500	1,459,665
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.8% 4/3/25 (a)(b)	752,305	724,282
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8503% 10/30/24 (a)(b)	210,870	210,606
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.0435% 9/6/24 (a)(b)	126,212	125,392

TOTAL CHEMICALS		6,100,721

Consumer Products - 1.1%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 6/11/26 (a)(b)	208,861	205,859
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 6/11/26 (b)(e)	41,139	40,548
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2921% 4/5/25 (a)(b)	987,500	954,913
Edgewell Personal Care Co. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 11/8/26 (b)(c)	500,000	500,315
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6003% 4/30/25 (a)(b)	495,000	432,818
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0275% 6/15/25 (a)(b)	192,563	163,678
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.86% 11/29/24 (a)(b)	651,224	651,836

TOTAL CONSUMER PRODUCTS		2,949,967

Containers - 3.0%
Anchor Glass Container Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8066% 12/7/23 (a)(b)	534,937	417,026
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.6241% 7/31/25 (a)(b)	360,438	337,910
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1007% 11/7/25 (a)(b)	903,563	886,286
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.250% 4.299% 10/1/22 (a)(b)	632,699	635,313
Tranche R, term loan 3 month U.S. LIBOR + 2.250% 4.299% 1/19/24 (a)(b)	325,000	326,138
Tranche U, term loan 3 month U.S. LIBOR + 2.500% 4.549% 7/1/26 (a)(b)	748,125	751,402
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5895% 4/3/24 (a)(b)	488,750	478,027
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 5/16/24 (a)(b)	124,688	124,505
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 5/16/24 (a)(b)	704,437	696,956
Consolidated Container Co. 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5435% 6/14/26 (a)(b)	249,375	249,063
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2531% 7/31/26 (a)(b)	250,000	249,063
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 2/5/23 (a)(b)	2,352,036	2,354,976
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5164% 3/26/26 (a)(b)	210,000	209,826

TOTAL CONTAINERS		7,716,491

Diversified Financial Services - 4.3%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 4/4/24 (a)(b)	363,746	363,796
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 7/12/24 (a)(b)	521,046	518,602
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 10/22/24 (a)(b)	781,675	777,399
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.7942% 1/15/25 (a)(b)	1,344,781	1,348,923
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9/26/26 (b)(c)	375,000	367,500
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7555% 10/31/24 (a)(b)	444,375	423,547
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8% 4/27/24 (a)(b)	610,938	607,773
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 10/1/25 (a)(b)	1,836,747	1,845,931
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 12/27/22 (a)(b)	398,981	399,679
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.18% 2/9/23 (a)(b)	649,152	649,690
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8544% 10/30/22 (a)(b)	366,667	367,481
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 7/3/24 (a)(b)	178,862	179,436
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2775% 3/1/25 (a)(b)	724,545	725,755
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.54% 7/3/24 (a)(b)	294,030	293,786
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1044% 6/30/24 (a)(b)	225,417	224,572
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0447% 12/5/20 (a)(b)	377,541	370,934
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 4/9/23 (a)(b)	500,188	501,578
Trident Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 10/17/24 (a)(b)	910,167	878,457
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3% 4/29/26 (a)(b)	214,447	214,835

TOTAL DIVERSIFIED FINANCIAL SERVICES		11,059,674

Energy - 4.9%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 11/3/25 (a)(b)	623,438	558,494
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 6/22/24 (a)(b)	913,001	836,766
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0459% 5/21/25 (a)(b)	345,625	318,407
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4185% 12/31/21 (a)(b)	1,457,333	1,265,155
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 12/31/22 (a)(b)	750,000	664,373
Calpine Construction Finance Co. LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 1/15/25 (a)(b)	368,438	368,515
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 8/1/23 (a)(b)	315,000	320,513
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1044% 3/28/24 (a)(b)	1,044,750	1,047,362
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6044% 7/29/21 (a)(b)	535,545	536,552
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5472% 5/7/25 (a)(b)	1,036,875	1,003,177
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 3/31/25 (a)(b)	738,760	736,359
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 10.1044% 3/23/26 (a)(b)	94,010	92,483
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 2/6/25 (a)(b)	89,096	87,960
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (a)(b)	600,000	567,750
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.55% 1/31/24 (a)(b)	372,188	371,722
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.0435% 3/1/24 (a)(b)	1,300,000	561,171
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2909% 7/18/25 (a)(b)	998,269	972,483
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.36% 8/25/23 (a)(b)	439,924	332,419
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0536% 5/22/26 (a)(b)	623,438	606,686
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/13/26 (b)(c)	125,000	125,209
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 10/30/24 (a)(b)	235,405	228,147
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8125% 11/14/25 (a)(b)	575,650	574,211
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 3/1/26 (a)(b)	187,125	186,423
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3% 12/9/21 (a)(b)	338,327	318,027
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 11/8/22 (a)(b)	108,075	108,210

TOTAL ENERGY		12,788,574

Entertainment/Film - 0.1%
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 1/23/25 (a)(b)	280,725	278,446
Environmental - 0.9%
ADS Waste Holdings, Inc. term loan 3 month U.S. LIBOR + 2.250% 4.1969% 11/10/23 (a)(b)	242,485	243,123
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 7/10/26 (a)(b)	249,375	250,310
GFL Environmental, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 5/31/25 (a)(b)	494,987	490,567
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5625% 8/15/25 (a)(b)	740,625	742,477
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 2/8/26 (a)(b)	412,925	410,088
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 12/20/24 (a)(b)	314,579	315,563

TOTAL ENVIRONMENTAL		2,452,128

Food & Drug Retail - 2.2%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 12/6/24 (a)(b)	245,747	246,361
Albertson's LLC Tranche B7 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 11/17/25 (a)(b)	375,000	377,126
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.2179% 5/31/24 (a)(b)	1,361,250	1,295,747
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7594% 10/22/25 (a)(b)	317,884	319,375
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 5/1/26 (a)(b)	1,154,200	1,159,013
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.7555% 11/20/25 (a)(b)	235,813	198,672
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0435% 11/25/20 (a)(b)	12,435	12,321
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.4185% 11/25/22 (a)(b)	1,489,329	1,451,351
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 3/27/23 (a)(b)	695,795	699,274

TOTAL FOOD & DRUG RETAIL		5,759,240

Food/Beverage/Tobacco - 2.0%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7921% 10/1/25 (a)(b)	148,875	149,124
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 10/7/23 (a)(b)	1,217,775	1,206,365
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 2/6/25 (a)(b)	498,351	491,997
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.04% 5/24/24 (a)(b)	940,489	942,605
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 8.7935% 6/20/25 (a)(b)	249,375	225,891
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 6/20/26 (a)(b)	498,750	500,311
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.7935% 6/30/22 (a)(b)	250,467	248,588
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 6/30/21 (a)(b)	469,598	467,983
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 4.05% 8/15/26 (a)(b)	625,000	626,956
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 6/27/23 (a)(b)	362,813	363,984

TOTAL FOOD/BEVERAGE/TOBACCO		5,223,804

Gaming - 4.8%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 7/1/23 (a)(b)	228,532	220,990
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 2/15/24 (a)(b)	245,590	243,824
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0276% 10/19/24 (a)(b)	1,001,705	1,004,439
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1661% 9/15/23 (a)(b)	318,003	318,763
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 12/22/24 (a)(b)	1,704,526	1,692,594
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 8/8/21 (a)(b)	203,259	203,322
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 4/18/24 (a)(b)	815,246	816,517
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3125% 4/17/24 (a)(b)	388,335	387,528
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4462% 3/15/24 (a)(b)	398,925	399,049
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1044% 3/13/25 (a)(b)	666,563	656,984
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.06% 10/20/24 (a)(b)	482,500	483,706
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7995% 10/4/23 (a)(b)	1,569,394	1,566,616
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 5/29/26 (a)(b)	374,063	375,933
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 10/15/25 (a)(b)	500,639	502,742
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.8758% 8/14/24 (a)(b)	1,435,597	1,422,146
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6044% 7/10/25 (a)(b)	1,334,397	1,339,401
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.55% 6/8/23 (a)(b)	665,995	668,172

TOTAL GAMING		12,302,726

Healthcare - 4.9%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 9/20/26 (b)(c)	740,000	741,850
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.0435% 6/22/24 (a)(b)	515,044	500,560
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 5/9/26 (a)(b)	248,750	249,295
Excelsior Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 7/2/25 (a)(b)	493,750	481,406
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6515% 8/18/22 (a)(b)(d)	14,850	14,553
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 8/31/26 (a)(b)	228,054	225,830
2LN, term loan 3 month U.S. LIBOR + 8.250% 8/30/27 (b)(c)	180,000	179,775
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 8/31/26 (b)(c)(e)	56,946	56,391
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8544% 6/7/23 (a)(b)	665,237	632,667
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 2/2/25 (a)(b)	1,604,056	1,602,051
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.563% 6/30/25 (a)(b)	330,895	319,562
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 9/27/24 (a)(b)	371,347	352,052
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.5536% 11/16/25 (a)(b)	1,240,625	1,240,824
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3% 8/31/24 (a)(b)	863,674	842,730
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.2935% 3/8/26 (a)(b)	118,411	117,473
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 6/23/24 (a)(b)	534,841	519,464
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.0625% 6/13/26 (a)(b)	1,175,000	1,107,438
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.7886% 11/27/25 (a)(b)	546,875	547,695
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0386% 6/1/25 (a)(b)	857,994	861,126
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 5/6/26 (a)(b)	89,463	89,798
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.681% 2/11/26 (a)(b)	1,741,250	1,734,720
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 12/1/24 (a)(b)	368,438	361,761

TOTAL HEALTHCARE		12,779,021

Homebuilders/Real Estate - 1.5%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 8/21/25 (a)(b)	616,880	617,188
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 12/7/25 (a)(b)	248,125	249,676
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 1/30/24 (a)(b)	438,873	420,150
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 1/30/24 (a)(b)	24,753	23,697
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 3/23/25 (a)(b)	525,925	526,730
Starwood Property Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 7/10/26 (a)(b)	250,000	250,000
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0459% 12/22/24 (a)(b)	1,693,182	1,696,704

TOTAL HOMEBUILDERS/REAL ESTATE		3,784,145

Hotels - 1.9%
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8169% 2/1/26 (a)(b)	258,700	258,053
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0434% 9/18/26 (a)(b)	163,659	164,299
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 11/30/23 (a)(b)	976,202	980,410
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 8/31/25 (a)(b)	1,310,100	1,315,563
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1044% 5/29/26 (a)(b)	640,000	576,915
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.1044% 5/28/27 (a)(b)	250,000	215,000
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 5/31/25 (a)(b)	495,000	498,094
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7935% 5/30/25 (a)(b)	792,000	795,414

TOTAL HOTELS		4,803,748

Insurance - 4.1%
Acrisure LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 11/22/23 (a)(b)	987,500	971,453
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3544% 11/22/23 (a)(b)	65,512	65,103
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0536% 5/10/25 (a)(b)	833,815	819,073
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2886% 5/9/25 (a)(b)	498,750	494,176
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7962% 1/25/24 (a)(b)	617,161	616,970
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 11/3/23 (a)(b)	1,282,943	1,287,549
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 11/3/24 (a)(b)	493,750	495,261
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.0435% 8/4/22 (a)(b)	598,862	601,000
3 month U.S. LIBOR + 6.500% 8.5435% 8/4/25 (a)(b)	1,645,000	1,670,498
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2663% 4/25/25 (a)(b)	1,928,050	1,904,219
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1044% 5/16/24 (a)(b)	1,599,673	1,572,015

TOTAL INSURANCE		10,497,317

Leisure - 2.8%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 7/31/24 (a)(b)	398,284	398,782
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.5421% 1/4/26 (a)(b)	177,619	179,692
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 2/28/25 (a)(b)	1,126,931	1,118,908
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 2/1/24 (a)(b)	2,260,522	2,228,310
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 9/8/24 (a)(b)	75,000	75,188
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 3/8/24 (a)(b)	307,157	307,028
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8741% 6/10/22 (a)(b)	443,757	443,455
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 7/26/26 (b)(c)	500,000	503,045
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.6044% 5/10/26 (a)(b)(d)	249,375	249,063
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7935% 7/6/24 (a)(b)	494,368	496,430
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5435% 12/21/25 (a)(b)	373,125	328,973
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5435% 6/10/26 (a)(b)	267,616	266,278
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.5435% 6/10/27 (a)(b)	60,000	59,700
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5435% 6/10/26 (a)(b)(e)	36,713	36,529
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 12/15/24 (a)(b)	614,070	593,499

TOTAL LEISURE		7,284,880

Metals/Mining - 0.2%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 3/21/25 (a)(b)	286,011	285,476
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3544% 10/17/22 (a)(b)	813,684	305,538

TOTAL METALS/MINING		591,014

Paper - 0.6%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3125% 7/26/26 (a)(b)	125,000	125,313
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3189% 12/29/23 (a)(b)	688,639	662,298
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5689% 6/29/25 (a)(b)	856,204	823,291

TOTAL PAPER		1,610,902

Publishing/Printing - 1.4%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 6/7/23 (a)(b)	775,436	732,144
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5625% 2/19/26 (a)(b)	248,125	246,989
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.8544% 11/3/23 (a)(b)	633,802	492,781
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4584% 3/13/25 (a)(b)	788,000	784,304
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.5055% 6/1/22 (a)(b)	108,339	108,339
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 10/24/21 (a)(b)	475,974	475,678
Scripps (E.W.) Co. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 10/2/24 (a)(b)	245,000	243,366
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 8/24/22 (a)(b)	563,213	563,427

TOTAL PUBLISHING/PRINTING		3,647,028

Restaurants - 1.6%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 2/17/24 (a)(b)	1,992,754	1,998,733
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.5435% 8/30/26 (a)(b)	375,000	366,563
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7909% 4/3/25 (a)(b)	315,339	315,601
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.6998% 3/1/26 (a)(b)	373,125	315,291
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.2935% 7/28/21 (a)(b)	492,228	487,306
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5156% 8/2/26 (a)(b)	550,000	552,134

TOTAL RESTAURANTS		4,035,628

Services - 5.8%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 7.25% 9/26/21 (a)(b)	248,753	75,014
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (a)(b)	695,000	662,425
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (a)(b)	1,773,786	1,724,155
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8% 10/19/23 (a)(b)	446,229	440,281
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.7935% 3/11/25 (a)(b)	699,497	699,791
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7935% 3/28/24 (a)(b)	178,509	178,584
BidFair MergeRight, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.500% 1/23/27 (b)(c)	375,000	370,549
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5142% 6/21/24 (a)(b)	734,353	715,994
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7935% 11/7/23 (a)(b)	138,722	138,722
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.05% 2/7/26 (a)(b)	497,500	500,764
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0031% 8/1/26 (a)(b)	375,000	374,689
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 3/29/25 (a)(b)	687,201	688,548
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 9/24/26 (b)(c)	125,000	125,469
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.0435% 7/30/26 (a)(b)	498,750	495,633
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0644% 11/21/24 (a)(b)	738,109	701,204
KAR Auction Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3125% 9/13/26 (a)(b)	410,000	411,538
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 2/21/25 (a)(b)	1,097,106	1,094,824
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 2/27/25 (a)(b)	1,474,684	1,474,684
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5723% 11/14/22 (a)(b)	1,806,711	1,775,094
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 7/30/25 (a)(b)	371,250	370,786
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 8/29/25 (a)(b)	927,988	863,799
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 5/15/23 (a)(b)	5,962	5,793
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.2935% 5/14/22 (a)(b)	96,771	95,199
3 month U.S. LIBOR + 3.250% 5.2935% 5/14/22 (a)(b)	654,899	644,256
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 5/14/23 (a)(b)	34,038	33,074
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.834% 6/21/26 (a)(b)	375,000	361,406

TOTAL SERVICES		15,022,275

Steel - 0.2%
Advanced Drainage Systems, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7/31/26 (b)(c)	250,000	250,938
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3036% 6/14/21 (a)(b)	158,442	158,311

TOTAL STEEL		409,249

Super Retail - 4.3%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1003% 7/2/22 (a)(b)	417,116	290,492
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0435% 9/25/24 (a)(b)	6,410,188	6,163,381
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7859% 2/3/24 (a)(b)	989,712	992,285
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.03% 11/17/24 (a)(b)	430,356	431,324
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 9.61% 7/18/23 (a)(b)	29,738	25,278
3 month U.S. LIBOR + 8.000% 10.11% 1/18/24 (a)(b)	118,954	65,425
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.3125% 12/1/22 (a)(b)	375,000	377,531
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 8/19/23 (a)(b)	493,302	478,237
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.55% 8/19/22 (a)(b)	222,438	220,307
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5055% 1/26/23 (a)(b)	323,078	243,807
Red Ventures LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 11/8/24 (a)(b)	309,219	310,122
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (a)(b)(d)(f)	189,955	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1228% 4/16/26 (a)(b)	693,263	683,009
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.6228% 9/12/24 (a)(b)	99,750	98,420
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 5/31/25 (a)(b)	864,681	837,798

TOTAL SUPER RETAIL		11,217,416

Technology - 15.5%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 8/10/25 (a)(b)	990,000	794,475
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3544% 4/23/26 (a)(b)	248,750	247,041
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 2/28/25 (a)(b)	651,707	653,877
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 10/2/25 (a)(b)	992,500	954,080
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.2921% 9/5/25 (a)(b)	376,200	374,789
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2555% 4/19/25 (a)(b)	222,744	213,278
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3125% 11/15/25 (a)(b)	566,120	567,535
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0536% 4/30/25 (a)(b)	618,750	619,833
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 4/4/26 (a)(b)	1,365,000	1,358,912
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 8/23/25 (a)(b)	517,347	518,858
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 11/29/24 (a)(b)	369,375	364,296
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 4/2/26 (a)(b)	249,375	251,245
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 8/8/26 (b)(c)	875,000	871,719
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.05% 9/19/25 (a)(b)	500,000	502,190
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 2/1/25 (a)(b)	765,344	750,037
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.7935% 2/1/26 (a)(b)(d)	55,000	52,800
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 10/31/24 (a)(b)	897,025	894,782
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8945% 8/23/25 (a)(b)	281,364	282,301
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 8/14/25 (a)(b)	322,563	311,273
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8822% 2/9/23 (a)(b)	480,379	469,739
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.2828% 1/31/24 (a)(b)	133,287	133,620
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 7/22/26 (a)(b)	425,000	423,585
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3% 6/1/22 (a)(b)	913,707	913,561
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2935% 3/8/26 (a)(b)	45,000	43,425
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 3/8/25 (a)(b)	587,563	571,405
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.6044% 12/2/24 (a)(b)	157,200	157,103
3 month U.S. LIBOR + 7.500% 9.8319% 12/1/25 (a)(b)	125,000	124,883
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 2/15/24 (a)(b)	737,641	738,474
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 7/7/25 (a)(b)	40,000	40,075
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 7/1/24 (a)(b)	278,431	278,152
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5365% 9/4/26 (a)(b)	110,000	110,000
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.8544% 2/1/22 (a)(b)	767,262	767,861
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5031% 11/1/24 (a)(b)	960,000	973,200
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2531% 11/1/23 (a)(b)	1,666,733	1,669,383
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.3% 1/20/24 (a)(b)	701,008	697,945
3 month U.S. LIBOR + 9.000% 11.05% 1/20/25 (a)(b)	250,000	245,938
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 11/20/21 (a)(b)	372,828	372,052
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.5435% 6/21/24 (a)(b)	2,536,542	2,500,599
3 month U.S. LIBOR + 2.500% 4.5435% 6/21/24 (a)(b)	371,926	366,656
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.7935% 9/29/24 (a)(b)	1,374,714	1,377,216
3 month U.S. LIBOR + 8.500% 10.5435% 9/29/25 (a)(b)	218,750	220,528
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 9/15/24 (a)(b)	441,614	438,094
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.38% 9/4/25 (a)(b)	317,698	314,124
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 9/19/26 (b)(c)	375,000	376,549
Open Text Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7935% 5/30/25 (a)(b)	182,225	182,832
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.56% 4/26/24 (a)(b)	374,063	373,595
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 5/30/26 (a)(b)	250,000	248,125
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 5/31/25 (a)(b)	384,192	376,370
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 5/31/26 (a)(b)	190,000	182,520
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.459% 8/1/25 (a)(b)	362,263	355,470
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 3/3/23 (a)(b)	1,218,735	1,212,203
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.3544% 9/30/22 (a)(b)	901,918	901,728
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 4/16/25 (a)(b)	748,032	749,902
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 4/16/25 (a)(b)	494,093	495,328
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 4/16/25 (a)(b)	1,034,428	1,038,090
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3544% 9/30/23 (a)(b)	398,459	400,451
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0275% 3/9/23 (a)(b)	394,000	370,175
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 5/1/24 (a)(b)	735,619	737,767
TIBCO Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.07% 6/30/26 (a)(b)	599,636	599,888
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6003% 9/28/24 (a)(b)	882,755	882,207
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0275% 4/4/25 (a)(b)	1,009,252	1,001,895
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 5/4/26 (a)(b)	820,000	824,100
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.5535% 1/27/23 (a)(b)	229,412	216,292
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.5435% 8/27/25 (a)(b)	866,250	868,416
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 7/2/25 (a)(b)	1,240,625	1,203,878
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2935% 7/2/26 (a)(b)	325,000	318,770
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0438% 3/1/26 (a)(b)	250,000	250,313
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.7775% 10/11/26 (a)(b)	182,952	177,464
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7775% 10/11/25 (a)(b)	499,772	491,071
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 5/17/26 (a)(b)	291,028	292,378
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 9/26/26 (a)(b)	375,000	371,719

TOTAL TECHNOLOGY		40,030,435

Telecommunications - 6.2%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7775% 7/15/25 (a)(b)	489,056	475,813
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0865% 5/22/24 (a)(b)	176,667	176,501
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.31% 12/22/23 (a)(b)	396,216	397,373
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8% 6/15/24 (a)(b)	2,204,183	2,197,107
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.79% 5/31/25 (a)(b)	493,750	395,963
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8036% 11/27/23 (a)(b)	2,970,000	2,976,504
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.5536% 1/2/24 (a)(b)	200,000	202,166
Tranche B-5, term loan 6.625% 1/2/24	1,635,000	1,668,207
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 2/22/24 (a)(b)	1,375,000	1,377,008
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5435% 2/10/24 (a)(b)	307,125	254,146
Radiate Holdco LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 2/1/24 (a)(b)	249,375	249,063
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 2/1/24 (a)(b)	979,923	975,464
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 2/2/26 (a)(b)	656,000	658,276
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.307% 4/15/26 (a)(b)	374,063	375,465
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.05% 4/11/25 (a)(b)	715,938	715,966
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5435% 11/1/24 (a)(b)	565,122	494,482
3 month U.S. LIBOR + 8.250% 10.2935% 11/1/25 (a)(b)	175,000	153,249
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 7/31/25 (a)(b)	576,553	561,597
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 5.715% 1/31/26 (a)(b)	493,719	489,710
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.0275% 8/14/26 (a)(b)	124,063	123,649
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5625% 2/3/24 (a)(b)	575,435	570,940
Triton Bidco Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9/23/26 (b)(c)	375,000	368,846
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.55% 2/26/21 (a)(b)	250,000	250,000

TOTAL TELECOMMUNICATIONS		16,107,495

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1678% 6/15/23 (a)(b)	261,900	247,496
Transportation Ex Air/Rail - 0.4%
IBC Capital Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8951% 9/11/23 (a)(b)	154,919	153,757
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.05% 6/22/22 (a)(b)	637,820	637,820
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.14% 9/14/20 (a)(b)	166,019	164,981

TOTAL TRANSPORTATION EX AIR/RAIL		956,558

Utilities - 2.8%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 8/1/25 (a)(b)	1,435,135	1,438,551
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.13% 11/28/24 (a)(b)	234,163	228,749
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.6044% 11/13/21 (a)(b)	259,700	248,663
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8% 6/26/25 (a)(b)	1,061,563	1,058,250
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 8/28/25 (a)(b)	386,632	388,565
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.0435% 2/15/24 (a)(b)	321,751	308,192
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.11% 12/3/25 (a)(b)	418,998	418,998
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.8544% 12/19/20 (a)(b)	359,095	315,106
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3% 7/24/26 (a)(b)	498,500	499,886
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 8/4/23 (a)(b)	508,017	509,500
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 8/13/26 (a)(b)	249,375	250,934
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 11/30/23 (a)(b)	844,450	802,228
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.0359% 12/31/25 (a)(b)	811,563	813,705

TOTAL UTILITIES		7,281,327

TOTAL BANK LOAN OBLIGATIONS
(Cost $239,172,220)		234,783,063

Nonconvertible Bonds - 4.5%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (g)	500,000	536,875
Broadcasting - 0.1%
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (g)	125,000	131,094
Chemicals - 0.1%
OCI NV 6.625% 4/15/23 (g)	95,000	99,389
TPC Group, Inc. 10.5% 8/1/24 (g)	165,000	172,013

TOTAL CHEMICALS		271,402

Containers - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 9/15/22 (g)	255,000	258,310
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8034% 7/15/21 (a)(b)(g)	145,000	145,181
6.875% 2/15/21 (a)	86,634	86,851
Silgan Holdings, Inc. 4.75% 3/15/25	180,000	184,050
Trivium Packaging Finance BV 5.5% 8/15/26 (g)	150,000	157,680

TOTAL CONTAINERS		832,072

Diversified Financial Services - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	327,571
EG Global Finance PLC 6.75% 2/7/25 (g)	125,000	122,031
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (g)	250,000	268,123
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (g)	100,000	105,390

TOTAL DIVERSIFIED FINANCIAL SERVICES		823,115

Energy - 0.7%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	115,000	132,106
Citgo Petroleum Corp. 6.25% 8/15/22 (g)	385,000	389,331
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (a)(b)(g)	525,000	523,777
Denbury Resources, Inc.:
7.75% 2/15/24 (g)	125,000	96,563
9% 5/15/21 (g)	125,000	115,938
9.25% 3/31/22 (g)	125,000	109,375
W&T Offshore, Inc. 9.75% 11/1/23 (g)	500,000	477,310

TOTAL ENERGY		1,844,400

Environmental - 0.0%
Tervita Escrow Corp. 7.625% 12/1/21 (g)	105,000	106,706
Food/Beverage/Tobacco - 0.2%
Vector Group Ltd. 6.125% 2/1/25 (g)	450,000	430,875
Gaming - 0.2%
Golden Entertainment, Inc. 7.625% 4/15/26 (g)	200,000	209,000
Scientific Games Corp. 5% 10/15/25 (g)	200,000	206,360

TOTAL GAMING		415,360

Healthcare - 0.7%
Community Health Systems, Inc. 6.25% 3/31/23	200,000	198,670
Tenet Healthcare Corp.:
4.625% 7/15/24	375,000	385,399
5.125% 5/1/25	375,000	380,175
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (g)	125,000	130,794
6.5% 3/15/22 (g)	220,000	227,425
7% 3/15/24 (g)	250,000	262,740
9% 12/15/25 (g)	180,000	202,050

TOTAL HEALTHCARE		1,787,253

Insurance - 0.2%
Acrisure LLC / Acrisure Finance, Inc. 8.125% 2/15/24 (g)	210,000	226,275
HUB International Ltd. 7% 5/1/26 (g)	300,000	308,625

TOTAL INSURANCE		534,900

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	200,000	198,850
7.25% 11/30/21 (g)	265,000	271,625

TOTAL LEISURE		470,475

Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (g)	125,000	128,594
6% 3/1/26 (g)	125,000	129,350

TOTAL PAPER		257,944

Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (g)	250,000	257,178
Services - 0.0%
APX Group, Inc. 7.625% 9/1/23	85,000	75,650
Super Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (g)	125,000	128,438
Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (g)	235,000	242,303
Telecommunications - 0.7%
Altice Financing SA 7.5% 5/15/26 (g)	225,000	239,060
Frontier Communications Corp. 8% 4/1/27 (g)	685,000	722,463
SFR Group SA:
6.25% 5/15/24 (g)	216,000	222,912
7.375% 5/1/26 (g)	485,000	520,022

TOTAL TELECOMMUNICATIONS		1,704,457

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	75,000	66,820
Transportation Ex Air/Rail - 0.3%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (g)	500,000	530,450
5.25% 5/15/24 (g)	200,000	214,160

TOTAL TRANSPORTATION EX AIR/RAIL		744,610

TOTAL NONCONVERTIBLE BONDS
(Cost $11,370,420)		11,661,927
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Expro Holdings U.S., Inc. (d)(h)	7,968	135,456
Expro Holdings U.S., Inc. (d)(g)(h)	2,922	49,674

TOTAL ENERGY		185,130

Super Retail - 0.0%
David's Bridal, Inc. (d)	2,295	4,544
TOTAL COMMON STOCKS
(Cost $271,843)		189,674

Money Market Funds - 6.3%
Fidelity Cash Central Fund 1.96% (i)
(Cost $16,284,468)	16,283,106	16,286,363
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $267,098,951)		262,921,027
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(4,644,082)
NET ASSETS - 100%		$258,276,945

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Level 3 security

 (e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $129,150 and $127,720, respectively.

 (f) Non-income producing - Security is in default.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,941,129 or 3.8% of net assets.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$315,048
Total	$315,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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